Income Taxes - Summary of Consolidated (loss) income before income taxes on a geographic basis (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
United States			$ (19,658)	$ (30,128)
Non-U.S			(4,208)	1,760
Loss before income taxes	$ (74,038)	$ (9,729)	$ (23,866)	$ (28,368)